Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of future minimum lease payments
Future minimum lease payments as of December 31, 2022, are as follows (in thousands):

Operating Leases
Year ending December 31, 2023	$106

Total undiscounted future lease payments	106
Less: imputed interest	—

Total lease liabilities	$106